Measurement categories, credit risk and maturity analysis of financial instruments (Detail 1.1) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Held for trading
Trading portfolio assets	[1]	SFr 126,144	SFr 92,025
Due to customers	[1],[2]	7	12
Debt issued	[1],[2]	10	38
Positive replacement values	[1],[3],[4],[5]	118,227	158,411
Financial assets at fair value through profit or loss classified as held for trading	[1]	244,388	250,486
Fair value through profit or loss
Financial assets designated at fair value	[1]	58,933	65,353
Other assets	[1]	122	131
Total	[1]	59,055	65,483
Financial assets at amortized cost
Cash and balances with central banks	[1]	87,775	107,767
Due from banks	[1]	13,739	13,156
Cash collateral on securities borrowed	[1]	12,393	15,111
Reverse repurchase agreements	[1]	77,240	66,246
Cash collateral receivables on derivative instruments	[1]	23,434	26,664
Loans	[1],[6]	319,568	306,325
Financial assets held to maturity	[1]	9,166	9,289
Other assets	[1]	27,913	18,504
Total	[1]	571,226	563,063
Available for sale
Financial assets available for sale	[1],[7]	8,665	15,676
Total financial assets	[1]	883,335	894,709
Current loans		134,000	126,000
Current due from banks		0	0
Current reverse repurchase agreements		2,000	1,000
Current financial assets available for sale		7,000	10,000
Current financial assets designated at fair value		24,000	29,000
Current financial assets held to maturity		7,000	8,000
Finance lease receivables		1,100	1,000
UBS AG
Held for trading
Trading portfolio assets	[1]	126,244	92,112
Due to customers	[1],[2]	7	12
Debt issued	[1],[2]	10	38
Positive replacement values	[1],[3],[4],[5]	118,229	158,411
Financial assets at fair value through profit or loss classified as held for trading	[1]	244,489	250,572
Fair value through profit or loss
Financial assets designated at fair value	[1]	58,556	65,024
Other assets	[1]	122	131
Total	[1]	58,678	65,155
Financial assets at amortized cost
Cash and balances with central banks	[1]	87,775	107,767
Due from banks	[1]	13,693	13,125
Cash collateral on securities borrowed	[1]	12,393	15,111
Reverse repurchase agreements	[1]	77,240	66,246
Cash collateral receivables on derivative instruments	[1]	23,434	26,664
Loans	[1],[6]	321,718	307,004
Financial assets held to maturity	[1]	9,166	9,289
Other assets	[1]	27,986	18,519
Total	[1]	573,405	563,727
Available for sale
Financial assets available for sale	[1],[7]	8,665	15,676
Total financial assets	[1]	885,237	895,131
Current loans		134,000	126,000
Current due from banks		0	0
Current reverse repurchase agreements		2,000	1,000
Current financial assets available for sale		7,000	10,000
Current financial assets designated at fair value		24,000	29,000
Current financial assets held to maturity		7,000	8,000
Finance lease receivables		SFr 1,100	SFr 1,000

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Represents the embedded derivative component of structured financial instruments for which the fair value option has not been applied and that is presented within Due to customers and Debt issued on the balance sheet.

[3]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[4]	PRV: Positive replacement value.
[5]	Refer to Note 24 for more information on netting arrangements.
[6]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[7]	Refer to Note 22c for more information on product type and fair value hierarchy categorization.